Schedule of Investments (unaudited)
May 31, 2024
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value
Common Stocks — 100.0%
Communication Services — 11.6%
Diversified Telecommunication Services — 0.0%††
GCI Liberty Inc., Class A Shares (Escrow)	370,293	$1,851 *(a)(b)
Entertainment — 7.1%
Liberty Media Corp.-Liberty Formula One, Class C Shares	698,195	51,764,177 *
Madison Square Garden Entertainment Corp.	917,972	32,624,725 *
Madison Square Garden Sports Corp.	665,069	122,804,991 *
TKO Group Holdings Inc.	888,460	96,904,332
Total Entertainment		304,098,225
Interactive Media & Services — 2.4%
Pinterest Inc., Class A Shares	2,407,152	99,872,737 *
Media — 2.1%
Comcast Corp., Class A Shares	2,266,397	90,723,872

Total Communication Services		494,696,685
Consumer Discretionary — 7.7%
Broadline Retail — 0.8%
Etsy Inc.	543,902	34,521,460 *
Hotels, Restaurants & Leisure — 3.2%
Airbnb Inc., Class A Shares	656,936	95,209,734 *
Starbucks Corp.	518,400	41,586,048
Total Hotels, Restaurants & Leisure		136,795,782
Specialty Retail — 3.7%
TJX Cos. Inc.	1,131,200	116,626,720
Tractor Supply Co.	149,400	42,622,326
Total Specialty Retail		159,249,046

Total Consumer Discretionary		330,566,288
Consumer Staples — 2.5%
Beverages — 1.3%
Diageo PLC, ADR	416,991	56,331,314
Personal Care Products — 1.2%
e.l.f. Beauty Inc.	269,000	50,278,790 *

Total Consumer Staples		106,610,104
Financials — 2.0%
Capital Markets — 2.0%
Cohen & Steers Inc.	1,197,282	84,156,952

Health Care — 21.9%
Biotechnology — 13.4%
AbbVie Inc.	526,325	84,864,643
Biogen Inc.	396,462	89,180,162 *
Ionis Pharmaceuticals Inc.	1,164,737	43,759,169 *
Ultragenyx Pharmaceutical Inc.	436,003	17,501,160 *
Vertex Pharmaceuticals Inc.	733,996	334,217,739 *
Total Biotechnology		569,522,873
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

Schedule of Investments (unaudited) (cont’d)
May 31, 2024
 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security	Shares	Value

Health Care Equipment & Supplies — 1.6%
IDEXX Laboratories Inc.	55,300	$27,481,335 *
Insulet Corp.	224,000	39,690,560 *
Total Health Care Equipment & Supplies		67,171,895
Health Care Providers & Services — 4.7%
UnitedHealth Group Inc.	405,696	200,969,628
Health Care Technology — 0.7%
Doximity Inc., Class A Shares	1,129,790	31,329,077 *
Life Sciences Tools & Services — 1.5%
Charles River Laboratories International Inc.	300,014	62,534,918 *

Total Health Care		931,528,391
Industrials — 11.7%
Aerospace & Defense — 3.9%
L3Harris Technologies Inc.	737,367	165,782,223
Building Products — 3.1%
Builders FirstSource Inc.	119,400	19,198,326 *
Johnson Controls International PLC	1,547,019	111,246,136
Total Building Products		130,444,462
Commercial Services & Supplies — 1.4%
Cintas Corp.	89,100	60,407,127
Ground Transportation — 1.3%
Old Dominion Freight Line Inc.	314,600	55,133,650
Professional Services — 0.4%
Paylocity Holding Corp.	112,200	15,951,474 *
Trading Companies & Distributors — 1.6%
W.W. Grainger Inc.	76,000	70,030,960

Total Industrials		497,749,896
Information Technology — 40.2%
Electronic Equipment, Instruments & Components — 5.8%
TE Connectivity Ltd.	1,639,292	245,402,012
IT Services — 4.2%
Accenture PLC, Class A Shares	267,725	75,576,090
MongoDB Inc.	146,000	34,464,760 *
Snowflake Inc., Class A Shares	495,213	67,438,107 *
Total IT Services		177,478,957
Semiconductors & Semiconductor Equipment — 8.3%
Broadcom Inc.	226,957	301,523,722
Wolfspeed Inc.	2,062,274	53,000,442 *
Total Semiconductors & Semiconductor Equipment		354,524,164
Software — 19.7%
Autodesk Inc.	997,321	201,059,914 *
CrowdStrike Holdings Inc., Class A Shares	854,513	268,035,093 *
DocuSign Inc.	502,189	27,489,826 *
Dolby Laboratories Inc., Class A Shares	762,623	61,780,089
HubSpot Inc.	335,471	204,989,554 *
ServiceNow Inc.	115,800	76,072,494 *
Total Software		839,426,970
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

 ClearBridge Growth Fund
(Percentages shown based on Fund net assets)
Security		Shares	Value

Technology Hardware, Storage & Peripherals — 2.2%
Seagate Technology Holdings PLC		535,458	$49,926,104
Western Digital Corp.		586,411	44,150,884 *
Total Technology Hardware, Storage & Peripherals			94,076,988

Total Information Technology			1,710,909,091
Materials — 2.4%
Metals & Mining — 2.4%
Freeport-McMoRan Inc.		1,983,802	104,605,880
Total Investments before Short-Term Investments (Cost — $1,988,090,860)			4,260,823,287
	Rate
Short-Term Investments — 0.1%
JPMorgan 100% U.S. Treasury Securities Money Market Fund, Institutional Class	5.153%	1,880,588	1,880,588 (c)
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	5.250%	1,880,588	1,880,588 (c)(d)

Total Short-Term Investments (Cost — $3,761,176)			3,761,176
Total Investments — 100.1% (Cost — $1,991,852,036)			4,264,584,463
Liabilities in Excess of Other Assets — (0.1)%			(4,363,529)
Total Net Assets — 100.0%			$4,260,220,934

††	Represents less than 0.1%.
*	Non-income producing security.
(a)	Security is fair valued in accordance with procedures approved by the Board of Trustees (Note 1).
(b)	Security is valued using significant unobservable inputs (Note 1).
(c)	Rate shown is one-day yield as of the end of the reporting period.
(d)
In this instance, as defined in the Investment Company Act of 1940, an “Affiliated Company” represents Fund ownership of at least 5% of the outstanding voting securities of an issuer, or a company which is under common ownership or control with the Fund. At May 31, 2024, the total market value of investments in Affiliated Companies was $1,880,588 and the cost was $1,880,588 (Note 2).

Abbreviation(s) used in this schedule:
ADR	—	American Depositary Receipts
This Schedule of Investments is unaudited and is intended to provide information about the Fund’s investments as of the date of the schedule. Other information regarding the Fund is available in the Fund’s most recent annual or semi-annual shareholder report.
See Notes to Schedule of Investments.

ClearBridge Growth Fund 2024 Quarterly Report

Notes to Schedule of Investments (unaudited)
1. Organization and significant accounting policies
ClearBridge Growth Fund (prior to May 1, 2024, the Fund was known as ClearBridge Aggressive Growth Fund) (the “Fund”) is a separate diversified investment series of Legg Mason Partners Investment Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.
The Fund follows the accounting and reporting guidance in Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies (“ASC 946”). The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”), including, but not limited to, ASC 946.
(a) Investment valuation. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services typically use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. Investments in open-end funds are valued at the closing net asset value per share of each fund on the day of valuation. When the Fund holds securities or other assets that are denominated in a foreign currency, the Fund will normally use the currency exchange rates as of 4:00 p.m. (Eastern Time). If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the manager to be unreliable, the market price may be determined by the manager using quotations from one or more broker/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Fund calculates its net asset value, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees.
Pursuant to policies adopted by the Board of Trustees, the Fund’s manager has been designated as the valuation designee and is responsible for the oversight of the daily valuation process. The Fund’s manager is assisted by the Global Fund Valuation Committee (the “Valuation Committee”). The Valuation Committee is responsible for making fair value determinations, evaluating the effectiveness of the Fund’s pricing policies, and reporting to the Fund’s manager and the Board of Trustees. When determining the reliability of third party pricing information for investments owned by the Fund, the Valuation Committee, among other things, conducts due diligence reviews of pricing vendors, monitors the daily change in prices and reviews transactions among market participants.
The Valuation Committee will consider pricing methodologies it deems relevant and appropriate when making fair value determinations. Examples of possible methodologies include, but are not limited to, multiple of earnings; discount from market of a similar freely traded security; discounted cash-flow analysis; book value or a multiple thereof; risk premium/yield analysis; yield to maturity; and/or fundamental investment analysis. The Valuation Committee will also consider factors it deems relevant and appropriate in light of the facts and circumstances. Examples of possible factors include, but are not limited to, the type of security; the issuer’s financial statements; the purchase price of the security; the discount from market value of unrestricted securities of the same class at the time of purchase; analysts’ research and observations from financial institutions; information regarding any transactions or offers with respect to the security; the existence of merger proposals or tender offers affecting the security; the price and extent of public trading in similar securities of the issuer or comparable companies; and the existence of a shelf registration for restricted securities.
For each portfolio security that has been fair valued pursuant to the policies adopted by the Board of Trustees, the fair value price is compared against the last available and next available market quotations. The Valuation Committee reviews the results of such back testing monthly and fair valuation occurrences are reported to the Board of Trustees quarterly.
The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

ClearBridge Growth Fund 2024 Quarterly Report

GAAP establishes a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at measurement date. These inputs are summarized in the three broad levels listed below:
•
Level 1 — unadjusted quoted prices in active markets for identical investments
•
Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•
Level 3 — significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
Description	Quoted Prices (Level 1)	Other Significant Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Long-Term Investments:
Common Stocks†:
Communication Services	$494,694,834	—	$1,851	$494,696,685
Other Common Stocks	3,766,126,602	—	—	3,766,126,602
Total Long-Term Investments	4,260,821,436	—	1,851	4,260,823,287
Short-Term Investments†	3,761,176	—	—	3,761,176
Total Investments	$4,264,582,612	—	$1,851	$4,264,584,463

†	See Schedule of Investments for additional detailed categorizations.
2. Transactions with affiliated company
As defined by the 1940 Act, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control with the Fund. The following company was considered an affiliated company for all or some portion of the period ended May 31, 2024. The following transactions were effected in such company for the period ended May 31, 2024.

	Affiliate Value at August 31, 2023	Purchased		Sold
		Cost	Shares	Proceeds	Shares
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	$4,795,701	$204,901,702	204,901,702	$207,816,815	207,816,815

(cont’d)	Realized Gain (Loss)	Dividend Income	Net Increase (Decrease) in Unrealized Appreciation (Depreciation)	Affiliate Value at May 31, 2024
Western Asset Premier Institutional U.S. Treasury Reserves, Premium Shares	—	$408,427	—	$1,880,588

ClearBridge Growth Fund 2024 Quarterly Report